Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 337,812,500.00
Previously Paid Amount	0.00
Total Fee Amount	46,651.92
Total Offset Amount	46,651.92
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A